Merger Transaction (Details)	Jan. 11, 2021 USD ($) day $ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 shares
Schedule Of Reverse Recapitalization [Line Items]
Convertible preferred stock, shares outstanding (in shares)	129,003,889	129,003,889	129,003,889	129,003,889
Threshold trading days | day	20
Threshold consecutive trading days | day	30
Convertible securities, period from merger closing	5 years
Convertible securities, additional common stock issuable (shares)	22,809,500
Merger Agreement, sponsor stock minimum percentage	10.00%
Common stock, shares outstanding (in shares)		6,996,135	6,361,952	4,400,247
Deferred transaction costs | $		$ 2,200,000	$ 400,000
ArcLight
Schedule Of Reverse Recapitalization [Line Items]
Convertible preferred stock, shares outstanding (in shares)		0	0
Issuance of stock, price (in dollars per share) | $ / shares		$ 10.00
Merger Agreement, minimum funds upon closing | $	$ 350,000,000.0
ArcLight board of directors
Schedule Of Reverse Recapitalization [Line Items]
Common stock, shares outstanding (in shares)	140,000
PIPE sale
Schedule Of Reverse Recapitalization [Line Items]
Issuance of stock (in shares)	41,500,000
Issuance of stock, price (in dollars per share) | $ / shares	$ 10.00
Issuance of stock, proceeds | $	$ 415,000,000.0